Subsidiary Guarantor Information for Koppers Inc. Senior Notes (Schedule Of Subsidiary Guarantor Information For Senior Notes Condensed Consolidating Cash Flow) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	$ (15.8)	$ (9.5)	$ 76.9	$ 105.3	$ 112.3
Capital expenditures and acquisitions	(3.4)	(4.4)	(33.2)	(29.9)	(18.0)
Loan to related party			(11.7)	0	0
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.8	2.0	(0.6)
Net cash (used in) investing activities	(3.2)	(5.0)	(44.7)	(63.4)	(20.8)
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs	0	(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	(4.5)	(4.5)	(18.2)	(23.1)	(18.0)
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1.0	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Parent [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Koppers Inc. [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Domestic Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Non-Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Consolidating Adjustments [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Koppers Inc. Senior Notes [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	(15.8)	(9.5)	76.9	105.3	112.3
Capital expenditures and acquisitions	(3.4)	5.0	(33.8)	(65.4)	(20.2)
Loan to related party			(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.8	2.0	(0.6)
Net cash (used in) investing activities	(3.2)	(5.0)	(44.7)	(63.4)	(20.8)
Borrowings (repayments) of long-term debt	12.1	23.6	5.4	(40.2)	(70.8)
Deferred financing costs		(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	(4.5)	4.5	(18.2)	(23.1)	(18.0)
Stock issued (repurchased)	(1.1)	0		(0.6)
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1.0	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Koppers Inc. Senior Notes [Member] | Parent [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	5.6	4.6	18.1	18.7	231.8
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	(0.1)	0	0	(213.6)
Deferred financing costs		0	0	0	0
Dividends paid	(4.5)	4.5	(18.1)	(18.1)	(18.0)
Stock issued (repurchased)	(1.1)	0		(0.8)
Net cash provided by (used in) financing activities	(5.6)	(4.6)	(18.1)	(18.9)	(231.6)
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	(0.2)	0.2
Cash and cash equivalents at beginning of year	0	0	0	0.2	0
Cash and cash equivalents at end of year	0	0	0	0	0.2
Koppers Inc. Senior Notes [Member] | Koppers Inc. [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	(9.4)	(28.7)	9.5	75.2	90.7
Capital expenditures and acquisitions	(2.7)	3.6	(24.5)	(35.0)	(15.0)
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0.7	0.2	(0.7)
Net cash (used in) investing activities	(2.7)	(3.6)	(23.8)	(34.8)	(15.7)
Borrowings (repayments) of long-term debt	12.1	24.5	6.3	(40.2)	142.8
Deferred financing costs		(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	0	0	0	(4.5)	(232.7)
Stock issued (repurchased)	0	0		0.2
Net cash provided by (used in) financing activities	12.1	24.0	5.8	(44.9)	(98.0)
Effect of exchange rates on cash	0	(0.1)	0.1	0	(1.6)
Net increase (decrease) in cash and cash equivalents	0	(8.4)	(8.4)	(4.5)	(24.6)
Cash and cash equivalents at beginning of year	0	8.4	8.4	12.9	37.5
Cash and cash equivalents at end of year	0	0	0	8.4	12.9
Koppers Inc. Senior Notes [Member] | Domestic Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Koppers Inc. Senior Notes [Member] | Non-Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	(12.0)	14.6	49.3	15.9	22.5
Capital expenditures and acquisitions	(0.7)	1.4	(9.3)	(30.4)	(5.2)
Loan to related party			(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.1	1.8	0.1
Net cash (used in) investing activities	(0.5)	(1.4)	(20.9)	(28.6)	(5.1)
Borrowings (repayments) of long-term debt	0	(0.8)	(0.9)	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	(0.1)	(5.0)	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	(0.8)	(1.0)	(5.0)	0
Effect of exchange rates on cash	1.0	1.2	(0.2)	(0.7)	2.3
Net increase (decrease) in cash and cash equivalents	(11.5)	13.6	27.2	(18.4)	19.7
Cash and cash equivalents at beginning of year	54.1	26.9	26.9	45.3	25.6
Cash and cash equivalents at end of year	42.6	40.5	54.1	26.9	45.3
Koppers Inc. Senior Notes [Member] | Consolidating Adjustments [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	(4.5)	(232.7)
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	4.5	232.7
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	4.5	232.7
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0	$ 0	$ 0